GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 26, 2015
Licensing agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived Intangible Assets, weighted average useful life	10 years
Minimum | Non-Compete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived Intangible Assets, weighted average useful life	5 years
Minimum | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived Intangible Assets, weighted average useful life	5 years
Maximum | Non-Compete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived Intangible Assets, weighted average useful life	10 years
Maximum | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived Intangible Assets, weighted average useful life	8 years